Related Party Transaction (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of board remuneration paid
Board compensation is paid in arrears after being approved by the shareholders, generally at the Annual General Meeting. The following amounts were paid in 2021, 2020 and 2019:

	Year Ended December 31, 2021
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$59	$—	$59
Lawrence J. Ciaccia, Board deputy chair	28	33	61
Deborah Davis	67	—	67
Hanne Hovding	52	—	52
Annika Olsson	—	—	—
Thomas M. Quindlen	2	32	34
Stephen A. Skaggs	4	58	62

	$212	$123	$335

	Year Ended December 31, 2020
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$40	$—	$40
Lawrence J. Ciaccia, Board deputy chair	38	—	38
Deborah Davis	10	36	46
Hanne Hovding	32	—	32
Stephen A. Skaggs	4	34	38

	$124	$70	$194

	Year Ended December 31, 2019
($000s)	Cash Compensation	Shared-based Compensation	Total
Morten Opstad, Board chair	$43	$—	$43
Lawrence J. Ciaccia, Board deputy chair	34	—	34
Deborah Davis	7	34	41
Hanne Hovding	16	23	39
Andre James MacLeod 1	7	34	41
Stephen A. Skaggs	—	—	—

	$107	$91	$198

1	Mr. MacLeod resigned from the Board on May 9, 2019.

Summary of share based payment arrangement to board members

			Subscription rights outstanding as of December 31,
Grant Date	Expiration Date	Exercise Price (NOK per share)	2021	2020	2019
August 15, 2018	May 9, 2023	5.10	—	—	600,000
June 17, 2020	May 15, 2025	1.71	600,000	600,000	—